Cover Page	6 Months Ended
Jun. 30, 2025
Cover [Abstract]
Document Type	6-K
Entity Registrant Name	LANVIN GROUP HOLDINGS LIMITED
Document Period End Date	Jun. 30, 2025
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	Q2
Entity Central Index Key	0001922097
Amendment Flag	false